Related Party Transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Related Party Transactions [Line Items]
Raw materials purchased from related party	$ 7,341
Advance balance	2,829,893		$ 2,105,902
Income from rent	15,632
Advances from customers	1,535,878		2,393,021
Accounts payable	1,378,081		3,434,031
Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable		$ 3,922,725
Taizhou Huadi Industrial Ltd. [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party	1,832
Taizhou Huadi Industrial Ltd. [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable			$ 3,692,394
Huadi Material [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party	368,424
Huadi [Member]
Related Party Transactions [Line Items]
Advance balance	1,008,567
Annual rent amounted	29,182
Advances from customers	$ 20,054
Taizhou Huadi [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party		$ 686,727